INCOME TAXES - Components of income before income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
(Loss) income before income taxes - PRC	$ 12,562,152	$ 9,105,225	$ 21,320,470
Income before income taxes	45,993,737	2,031,785	19,054,472
The Cayman Islands
(Loss) income before income taxes - Foreign	(700,677)	(2,399,651)	2,442,082
Other
(Loss) income before income taxes - Foreign	$ 34,132,262	$ (4,673,789)	$ (4,708,080)